Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common stock, shares issued	95,408,453	94,996,397
Common stock, shares outstanding	95,408,453	94,996,397